Taxes on Income - Schedule of Income Before Taxes on Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Income Before Taxes on Income [Line Items]
Income before taxes on income	$ 89,827	$ 77,118	$ 65,550
Domestic (Israel) [Member]
Schedule of Income Before Taxes on Income [Line Items]
Income before taxes on income	29,518	25,796	27,373
Foreign [Member]
Schedule of Income Before Taxes on Income [Line Items]
Income before taxes on income	$ 60,309	$ 51,322	$ 38,177